Corporate Information	12 Months Ended
Dec. 31, 2022
Corporate Information
Corporate Information

1. Corporate Information

CureVac N.V. (“CureVac” or “CV” or the “Company”) is the parent company of CureVac Group (“Group”) and, along with its subsidiaries, is a global biopharmaceutical company developing a new class of transformative medicines based on the messenger ribonucleic acid (mRNA) that has the potential to improve the lives of people.

We were incorporated pursuant to the laws of the Netherlands as CureVac B.V. on April 7, 2020 to become a holding company for CureVac AG prior to our initial public offering. Pursuant to the terms of a corporate reorganization (the “Corporate Reorganization”), all of the outstanding shares in CureVac AG were contributed and transferred to CureVac B.V. in a capital increase in exchange for common shares of CureVac B.V. and, as a result, CureVac AG became a wholly-owned subsidiary of CureVac B.V. and then current shareholders of CureVac AG became the shareholders of CureVac B.V. Immediately following such exchange, and prior to the listing of our common shares on Nasdaq, we converted into a public company (naamloze vennootschap) under Dutch law pursuant to a Dutch notarial deed of amendment and conversion, following which our legal name became CureVac N.V. As part of our Corporate Reorganization, outstanding shares of all series in CureVac AG were exchanged for common shares in CureVac N.V. On May 4, 2022, CureVac AG, as absorbing and parent entity, entered into a plan of merger with CureVac Beteiligungsverwaltungs AG, as transferring entity, which became effective on September 26, 2022. Upon effectiveness of the merger plan, CureVac Beteiligungsverwaltungs AG ceased to exist and CureVac AG adopted the legal form of SE (societas Europaea) preserving its identity and operating under the name CureVac SE.

We are registered in the commercial register at the Netherlands Chamber of Commerce under company number 77798031 (RSIN 861149336). Our principal executive offices are located at Friedrich-Miescher-Strasse 15, 72076 Tübingen, Germany.

During fiscal 2022, dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, was the largest shareholder of CureVac. Together with its related parties, dievini held shares and voting rights in CureVac between appr. 43 – 46% (prior year: 46 – 49%) during that period. dievini is thus considered to be the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.